SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Total	$ 1,261,810	$ 1,644,160	$ 8,021,823	$ 5,005,694
Sales of Wine [Member]
Total	630,462	779,220	3,098,070	2,704,662
Sales of Water [Member]
Total	529,444	700,495	3,653,171	1,297,554
Sales of Oil [Member]
Total		135,997	515,273	493,284
Others [Member]
Total	$ 101,904	$ 28,448	$ 755,309	$ 510,194